Reconciliation of Financial Statements to Form 5500	12 Months Ended
Apr. 30, 2026
EBP 005
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The reconciliations below do not include financial statement line items that directly correspond to line items reported in the Form 5500. The following is a reconciliation of net assets available for benefits on the financial statements to the Form 5500 as of April 30, 2026 and April 30, 2025:

	April 30, 2026
(in thousands)	Amounts per Financial Statements	Change in deemed loans with no post-default payments	Amounts per Form 5500
Notes receivable from participants	$92,265	$(1,682)	$90,583
Net assets available for benefits	15,885,209	(1,682)	15,883,527

	April 30, 2025
(in thousands)	Amounts per Financial Statements	Change in deemed loans with no post-default payments	Amounts per Form 5500
Notes receivable from participants	$98,830	$(1,432)	$97,398
Net assets available for benefits	13,720,810	(1,432)	13,719,378

The following is a reconciliation of the differences on the financial statements to the Form 5500 for the year ended April 30, 2026:

	Year Ended April 30, 2026
(in thousands)	Amounts per Financial Statements	Change in deemed loans with no post-default payments	Amounts per Form 5500
Interest income on notes receivable from participants	$7,890	$(90)	$7,800
Total additions	4,040,365	(90)	4,040,275
Benefits paid to participants	(1,329,922)	(160)	(1,330,081)
Total deductions	(1,329,922)	(160)	(1,330,081)
Net increase in net assets available for benefits prior to transfers	2,710,444	(250)	2,710,194